Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of reconciliation between the Group's actual tax charge and statutory income tax rate
The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loss before income tax	(464,993)	(676,034)	(3,069,043)

Tax credits calculated at statutory tax rate of 25%	(116,248)	(169,009)	(767,261)
Effects of preferential tax rates (Note (i))	44,728	37,139	18,900
Expenses not deductible for income tax purpose (Note (ii))	44,926	101,536	722,458
Super deduction of research and development expenses	(4,279)	(6,273)	(8,390)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	30,873	36,607	34,293

Income tax expense	—	—	—

Note:

(i)	Certain Group entities in PRC have been eligible as High/New Technology Enterprises (“HNTEs”) with preferential tax rate of 15% as set out in PRC EIT Law.
(ii)	These mainly include fair value loss of financial instruments with preferred rights.